Note 15 - Interest and Finance Costs (Details) - Summary of Interest and Finance Costs (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Summary of Interest and Finance Costs [Abstract]
Interest on debt (Note 9)	$ 24	$ 2,923
Bank charges	16	90
Amortization of financing fees (Note 9)	1	941
Interest on M/T Delos termination fee (Note 18)	60	85
Total	$ 101	$ 4,039